Segment Reporting - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 Segments Customer	Dec. 31, 2016 Segments Customer
Segment Reporting [Abstract]
Number of operating segments | Segments	3	1
Number of major customers | Customer	1	3